Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Franchise revenue
Franchise revenue as a percentage of consolidated revenue from continuing operations	4.00%
Total profits from the franchised operations	$ 73,000,000	$ 74,100,000	$ 70,900,000
Operating (loss) income from continuing operations
Consolidated operating (loss) income from continuing operations	(532,762,000)	375,460,000	306,692,000
Deferred revenue
Deferred revenue	483,897,000	473,242,000
Deferred customer acquisition costs
Deferred customer acquisition costs	33,921,000	30,403,000
Advertising
Advertising expense	163,900,000	161,000,000	159,200,000
Property and equipment
Gross Property and equipment	633,582,000	541,817,000
Less: accumulated depreciation	(293,534,000)	(235,058,000)
Net Property and Equipment	340,048,000	306,759,000
Depreciation of property and equipment, including depreciation of assets held under capital leases	80,944,000	72,084,000	60,625,000
Land
Property and equipment
Gross Property and equipment	21,700,000	22,900,000
Buildings and improvements
Property and equipment
Gross Property and equipment	77,400,000	76,000,000
Buildings and improvements | Minimum
Property and equipment
Estimated Useful Lives	10 years
Buildings and improvements | Maximum
Property and equipment
Estimated Useful Lives	40 years
Technology and communications
Property and equipment
Gross Property and equipment	259,000,000	207,000,000
Technology and communications | Minimum
Property and equipment
Estimated Useful Lives	3 years
Technology and communications | Maximum
Property and equipment
Estimated Useful Lives	7 years
Machinery, production equipment and vehicles
Property and equipment
Gross Property and equipment	255,700,000	216,700,000
Machinery, production equipment and vehicles | Minimum
Property and equipment
Estimated Useful Lives	3 years
Machinery, production equipment and vehicles | Maximum
Property and equipment
Estimated Useful Lives	9 years
Office equipment, furniture and fixtures
Property and equipment
Gross Property and equipment	$ 19,700,000	$ 19,200,000
Office equipment, furniture and fixtures | Minimum
Property and equipment
Estimated Useful Lives	5 years
Office equipment, furniture and fixtures | Maximum
Property and equipment
Estimated Useful Lives	7 years